SIGNIFICANT ACCOUNTING POLICIES - Deferred revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Balance, at the beginning of the year	$ 49,136	$ 43,230
Revenue recognized	(31,456)	(31,172)
Increase in deferred revenues and customer advances	36,936	37,078
Balance, at the end of the year	54,616	49,136
Less current portion	(41,591)	(37,182)
Long term portion	$ 13,025	$ 11,954